Concentration of Risks	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF RISKS [Abstract]
Concentration of Risks

5. CONCENTRATION OF RISKS

There are no revenues from distributors that individually represent exceeding 10% of the total revenues for the years ended December 31, 2011, 2012 or 2013.

Approximately 74%, 68% and 64%, respectively, of the Group’s net revenues for the year ended December 31, 2011, 2012 and 2013 were derived from a single MMORPG, Tian Long Ba Bu, which was launched in May 2007.

Approximately 96%, 95% and 91%, respectively, of the Group’s net revenues for the years ended December 31, 2011, 2012 and 2013 were derived from domestic operations.

Substantially all the Company’s long-lived assets are located in the PRC.

A majority of the Group’s sales and expenses transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. The RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies, which require certain supporting documentation in order to affect the remittance. Total cash and cash equivalents in currencies other than RMB held at financial institutions in mainland China were $2.2 million and $4,000, respectively, as of December 31, 2012 and 2013.

The Group holds its cash and bank deposits at Chinese financial institutions that are among the largest and most respected in the PRC and at international financial institutions with high ratings from internationally-recognized rating agencies. The Company’s management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. As a further means of managing its credit risk, the Group held its cash and bank deposits in approximately 21 and 22 different financial institutions as of December 31, 2012 and 2013, respectively, and held no more than approximately 36% and 32%, of its total cash at any single institution as of December 31, 2012 and 2013, respectively.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.